Convertible Notes - Additional Information (Detail) ¥ in Millions, $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 26, 2017 USD ($) shares	Dec. 31, 2018 CNY (¥) $ / A	Jan. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) $ / A	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) $ / A	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) $ / A	Dec. 31, 2018 USD ($) $ / A
Debt Instrument [Line Items]
Principal amount of notes payable		¥ 49,867			¥ 43,519		¥ 49,867		$ 6,251
Debt Carrying Amount Net of unamortized debt discount		¥ 49,606			43,309		49,606		6,221
Interest coupon and amortization of the discount on the liability component					2,960	$ 425	¥ 1,883	¥ 1,615
Debt maturities repayments					5,200				750
Debt maturities repayments					¥ 8,400				1,200
iQIYI 2018 Convertible Notes
Debt Instrument [Line Items]
Debt face amount			$ 1,500
Interest rate			1.50%
Debt, maturity date			Jan. 25, 2018
iQIYI 2018 Convertible Notes | Parent Company
Debt Instrument [Line Items]
Debt face amount			$ 300
iQIYI 2018 Convertible Notes | External Investors
Debt Instrument [Line Items]
Debt face amount			$ 1,200
iQIYI 2023 Convertible Notes
Debt Instrument [Line Items]
Debt face amount										$ 750
Interest rate		3.75%					3.75%			3.75%
Debt, maturity date		Dec. 01, 2023
Debt, put date					Dec. 01, 2021	Dec. 01, 2021
Conversion rate of convertible notes, ADS per US$1,000		37.1830
Effective interest rate		7.04%					7.04%			7.04%
Principal amount of liability component									$ 750
Remaining Accretion Period					1 year 11 months 1 day	1 year 11 months 1 day
Debt Instrument Frequency Of Periodic Interest Payment		interest is payable semi-annually
Percentage of principal amount of debt redeemed					100.00%	100.00%
iQIYI 2023 Convertible Notes | Call Option [Member]
Debt Instrument [Line Items]
Debt face amount										$ 68
Call option cap price | $ / A		38.42					38.42			38.42
iQIYI 2025 Convertible Notes
Debt Instrument [Line Items]
Debt face amount				$ 1,200
Interest rate				2.00%
Debt, maturity date					Apr. 01, 2025	Apr. 01, 2025
Debt, put date					Apr. 01, 2023	Apr. 01, 2023
Conversion rate of convertible notes, ADS per US$1,000					33.0003	33.0003
Effective interest rate					6.01%				6.01%
Principal amount of liability component									$ 1,200
Remaining Accretion Period					3 years 3 months	3 years 3 months
Debt Instrument Frequency Of Periodic Interest Payment				interest is payable semi-annually
Percentage of principal amount of debt redeemed					100.00%	100.00%
iQIYI 2025 Convertible Notes | Call Option [Member]
Debt Instrument [Line Items]
Debt face amount									$ 85
Call option cap price | $ / A					40.02				40.02
iQIYI The 2023 Convertible Notes and The 2025 Convertible Notes collectively
Debt Instrument [Line Items]
Principal amount of notes payable		¥ 5,200			¥ 13,600		¥ 5,200		$ 2,000
Unamortized debt discount		446			1,300		446		184
Carrying amount of equity component		362			1,300		362		194
Debt Carrying Amount Net of unamortized debt discount		¥ 4,700			12,300		4,700		$ 1,800
iQIYI The 2023 Convertible Notes and The 2025 Convertible Notes collectively | Senior Convertible Notes
Debt Instrument [Line Items]
Interest coupon and amortization of the discount on the liability component					¥ 670	$ 96	¥ 24
Preferred Stock | iQIYI 2018 Convertible Notes
Debt Instrument [Line Items]
Notes converted to preferred shares	$ 1,500
Preferred shares converted by iQIYI 2018 Convertible Notes | shares	1,014,436,019